Revenue - Schedule of Revenue by Geographical Markets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 15,021,718	€ 5,437,305
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	14,352,385	4,828,474
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	183,791	391,388
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 485,542	€ 217,443